[GRAPHIC OMMITTED]    HUSSMAN
                              STRATEGIC GROWTH FUND


                            HUSSMAN INVESTMENT TRUST

                               SEMI-ANNUAL REPORT

                             FOR THE PERIOD ENDING
                               DECEMBER 31, 2001
                                  (UNAUDITED)



                               [GRAPHIC OMMITTED]


                                [GRAPHIC OMMITTED]         HUSSMAN
                                                    STRATEGIC GROWTH FUND

              Comparison of the Change in Value of a $10,000 Investment in the Hussman Strategic Growth Fund
                          versus the Russell 2000 Index and the Standard & Poor's 500 Index(a)


           Hussman Strategic Growth Fund                S&P 500 Index                            Russell 2000 Index
           -----------------------------                -------------                            ------------------
 7/24/2000                 $10,000           7/24/2000               $10,000            7/24/2000                 $10,000
 7/31/2000         0.00%   $10,000           7/31/2000     -2.27%    $ 9,773            7/31/2000       -2.64%    $ 9,736
 8/31/2000         0.30%   $10,030           8/31/2000      6.21%    $10,380            8/31/2000        7.63%    $10,479
 9/30/2000         3.19%   $10,350           9/30/2000     -5.28%    $ 9,832            9/30/2000       -2.94%    $10,171
10/31/2000        -3.00%   $10,040          10/31/2000     -0.42%    $ 9,790           10/31/2000       -4.46%    $ 9,717
11/30/2000         7.97%   $10,840          11/30/2000     -7.88%    $ 9,018           11/30/2000      -10.27%    $ 8,719
12/31/2000         7.38%   $11,640          12/31/2000      0.49%    $ 9,063           12/31/2000        8.59%    $ 9,468
 1/31/2001        -3.18%   $11,270           1/31/2001      3.55%    $ 9,384            1/31/2001        5.21%    $ 9,961
 2/28/2001         6.74%   $12,030           2/28/2001     -9.12%    $ 8,528            2/28/2001       -6.56%    $ 9,307
 3/31/2001         3.33%   $12,430           3/31/2001     -6.34%    $ 7,988            3/31/2001       -4.89%    $ 8,852
 4/30/2001        -1.93%   $12,190           4/30/2001      7.77%    $ 8,609            4/30/2001        7.82%    $ 9,545
 5/31/2001         1.23%   $12,340           5/31/2001      0.67%    $ 8,667            5/31/2001        2.46%    $ 9,779
 6/30/2001        -1.13%   $12,200           6/30/2001     -2.43%    $ 8,456            6/30/2001        3.45%    $10,117
 7/31/2001         2.21%    12,470           7/31/2001     -0.98%    $ 8,372            7/31/2001       -5.41%    $ 9,569
 8/31/2001         2.41%    12,770           8/31/2001     -6.26%    $ 7,848            8/31/2001       -3.23%    $ 9,260
 9/30/2001        -1.02%    12,640           9/30/2001     -8.08%    $ 7,215            9/30/2001      -13.46%    $ 8,014
10/31/2001         1.00%    12,766          10/31/2001      1.91%    $ 7,352           10/31/2001        5.85%    $ 8,483
11/30/2001         3.68%    13,236          11/30/2001      7.67%    $ 7,916           11/30/2001        7.74%    $ 9,139
12/31/2001         0.84%    13,348          12/31/2001      0.88%    $ 7,985           12/31/2001        6.17%    $ 9,703

Past performance is not predictive of future performance

========================================
     Hussman Strategic Growth Fund
    Average Annual Total Returns(b)
  (for periods ended December 31, 2001)

    1 Year        Since Inception(c)
    ------        ------------------
    14.67%              22.19%

========================================

(a)  The Russell 2000 Index contains small and medium capitalization stocks, and is generally representative of the stocks held by the Hussman Strategic Growth Fund.  The  S&P 500  Index  is a  widely  followed  equity  benchmark and is presented for comparative purposes only.  Because the Hussman Strategic Growth Fund may  vary  its exposure to market fluctuations, Fund returns may differ from the performance of major stock market indices.

(b)  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of
     Fund shares.

(c)  Annualized.  Initial  public  offering  of shares was July 24,  2000.


HUSSMAN STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS                                         February 15, 2002
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

      The Hussman Strategic Growth Fund performed as intended during 2001, gaining value with substantially less volatility than the overall market.

      FOR THE YEAR, THE FUND EARNED A TOTAL RETURN OF +14.67%, VERSUS A +2.49% GAIN IN THE RUSSELL 2000 INDEX, AND A LOSS OF -11.89% IN THE S&P 500 INDEX. The Fund also experienced substantially less volatility than the major indices, with a maximum peak-to-trough pullback of -5.58%. This compares with peak-to-trough pullbacks of -26.75% for the Russell 2000 Index, and -29.68% for the S&P 500 Index within the year.

      During most of 2001, the Fund held a largely or fully hedged position. Typically, the Fund had over 95% of net assets invested in stocks believed to exhibit favorable valuation and market action. In order to hedge the market risk of these favored stocks, the Fund also typically held an offsetting short sale of similar size, using the Russell 2000 and S&P 100 indices. The appropriateness of hedging using these indices is reflected in the relatively low volatility experienced by the Fund throughout the year.

      WHEN THE FUND IS IN A FULLY HEDGED POSITION, OUR INVESTMENT RETURNS ARE DRIVEN BY THE DIFFERENCE IN PERFORMANCE BETWEEN THE STOCKS THAT WE HOLD LONG, AND THE INDICES THAT WE SELL SHORT AS A HEDGE. The intent is not to speculate on market declines - indeed, the Fund does not carry net short positions. Rather, our approach recognizes that part of the return of any stock comes from factors specific to a given company, and part of the return comes from fluctuation in the overall market. If market conditions appear favorable, we are willing to accept both sources of risk by holding an unhedged position. But if market conditions appear unfavorable, as they generally did during the past year, we can take the stock-specific risk, and hedge away the market-specific risk.

      Last year, effective stock selection, relative to the market, accounts for the gain enjoyed by the Fund. WHEN WE SELECT STOCKS, OUR PRIMARY FOCUS IS ON VALUATION AND MARKET ACTION. The goal is to purchase stocks which appear attractively priced in relation to the stream of future cash flows that they are likely to provide to shareholders. We also pay close attention to the trading action of individual stocks, particularly price and volume behavior which suggests persistent accumulation by other market participants.

--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS  (continued)
--------------------------------------------------------------------------------


     These signs can appear even in stocks which are declining in price - a fact which allowed us to purchase a variety of depressed technology stocks near the September lows, including Intel, Gateway, Hewlett Packard, and Compaq. Several of these purchases advanced quickly enough to warrant sale just a few months later. The Fund also realized tax losses in a number of stocks, including Avant, Boeing, Polymedica, Goodrich, and Cable Design. Finally, substantial market volatility during the second half of 2001 created numerous opportunities to reposition the Fund in stocks appearing to have favorable valuation and market action. These factors contributed to a relatively high annualized turnover rate of 175% during the second half of 2001.

                               TRADING DISCIPLINE
      A GOOD DAY FOR THE FUND IS ONE IN WHICH WE CAN PURCHASE HIGHLY RANKED CANDIDATES ON SHORT-TERM WEAKNESS, AND SELL LOWER RANKED HOLDINGS ON SHORT-TERM STRENGTH. THIS TYPE OF OPPORTUNISTIC MANAGEMENT IS ONE OF THE MOST IMPORTANT DAILY DISCIPLINES THAT WE APPLY TO THE INVESTMENT PORTFOLIO OF THE FUND. On average, the Fund paid three cents per share on its security trades during the past year, so these opportunities to improve the valuation and market action of the Fund's portfolio were not costly to transact.

      ON THE SUBJECT OF TAX EFFICIENCY, THE FUND GENERALLY ATTEMPTS TO MAXIMIZE AFTER-TAX RETURNS, RATHER THAN ATTEMPTING TO MINIMIZE TAXES PER SE. Because the opportunity to sell a lower-ranked holding on short term strength can be very temporary, maximizing returns may involve realizing gains in order to preserve them. When deferring a gain would not place that gain at substantial risk, our preference is certainly that realized capital gains qualify as long-term. We also may attempt to selectively realize some capital losses in order to reduce the Fund's required capital gains distributions.

     The Fund's hedge positions are marked-to-market daily, which makes it somewhat difficult to actively manage capital gains and losses. Again, our intent is to maximize after-tax returns rather than strictly minimizing taxes. We believe that both taxable and tax-deferred accounts benefit from this approach. It is our view that excessive deferral of taxable gains can result in inequitable tax liabilities for new shareholders when those gains are eventually realized. For that reason, it is generally our intention to have the Fund pay out enough of its gains annually that any excessive accumulation of gains is minimized.

--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS  (continued)
--------------------------------------------------------------------------------

                               PORTFOLIO INSIGHT

     The Portfolio of Investments section of this report provides a view of our investment stance. AS OF DECEMBER 31, 2001, THE PORTFOLIO OF THE FUND WAS
DIVERSIFIED ACROSS 100 STOCKS IN A WIDE VARIETY OF INDUSTRIES. TYPICALLY, A LARGE HOLDING IN THE FUND REPRESENTS ABOUT 2% OF THE PORTFOLIO, WHILE SMALLER HOLDINGS TYPICALLY REPRESENT BETWEEN 0.5% AND 1% OF THE PORTFOLIO.

     Because financial and technology stocks generally displayed less favorable valuation and market action on the dimensions that are important to us, these groups had a smaller weight in the Fund's portfolio last year than they did in most major market indices. This difference in weights was intentional, and was driven by our stock selection discipline. During periods when technology and financial stocks advanced strongly, without broad market participation, this difference in weighting tended to reduce the Fund's returns. During periods when technology and financial stocks declined more strongly than the broad market, this difference in weighting tended to increase the Fund's returns.

     In any event, our relatively small weighting in technology and financials was not a matter of policy, but a matter of valuation and market action. When these groups exhibit more attractive characteristics on these dimensions, we expect to increase their weight in the Fund to more closely approximate their weight in the major market indices.

     AS OF DECEMBER 31, 2001, THE FUND HAD NET ASSETS OF $43,977,866. THE TOTAL VALUE OF COMMON STOCKS HELD BY THE FUND WAS $43,973,657. To hedge these stock holdings, the Fund held 350 option combinations on the S&P 100 Index, and 425 option combinations on the Russell 2000 Index. Each combination is created by purchasing one put option, and selling short one call option having the same strike price and expiration as the put. This combination behaves as an interest-bearing short sale on the index.

     For example, on December 31, 2001, the S&P 100 Index closed at 584.28. Since each option controls 100 "shares" of the index, each S&P 100 put-call combination acted as a short sale of $58,428 worth of the S&P 100. Similarly, the Russell 2000 closed at 488.50 on that date. So each Russell 2000 put-call combination acted as a short sale of $48,850 worth of the Russell 2000.

--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS    (continued)
--------------------------------------------------------------------------------

     IN EFFECT, THE 350 S&P 100 OPTION COMBINATIONS AND THE 425 RUSSELL 2000 OPTION COMBINATIONS WERE EQUIVALENT TO A SHORT SALE ON MAJOR MARKET INDICES, HAVING A COMBINED VALUE OF $41,211,050. THIS HEDGE OFFSET ABOUT 93.7% OF THE VALUE OF THE STOCKS HELD LONG BY THE FUND.

     The Fund also held a money market position of $3,954,532. This position essentially arose from premiums received on written call options, and from new shareholder purchases of the Fund.

                                 CURRENT OUTLOOK

     AS WE ENTER 2002, THE U.S. ECONOMY APPEARS TO HAVE STABILIZED FROM ITS POST-SEPTEMBER WEAKNESS. GIVEN THE MAGNITUDE OF THAT INITIAL DECLINE, HOWEVER, IT IS UNCLEAR THAT THESE SIGNS OF STABILIZATION ACCURATELY INDICATE STRONGER GDP GROWTH AHEAD. Certainly, a slowdown in the liquidation of inventories will be a positive for economic growth. But historically, strong recoveries have been paced by powerful surges in housing investment, auto purchases, and capital spending, coming off of very depressed lows. On these fronts, capital spending is the only category in which the economy has even experienced weakness. Moreover, capital spending is driven by robust growth in profit margins. The recent acceleration of wage and benefit costs makes such growth somewhat unlikely.

      That said, our investment stance is not driven by forecasts, but by the current, observable Market Climate. VALUATIONS REMAIN VERY HIGH ON A HISTORICAL BASIS, WITH THE S&P 500 CURRENTLY TRADING AT NEARLY 21 TIMES PRIOR PEAK EARNINGS AND OVER 40 TIMES CURRENT EARNINGS. Except for the most recent market cycle, no historical bull market peak has exceeded 20 times peak earnings.

      By itself, overvaluation suggests only an unsatisfactory long-term return from an unhedged, buy-and-hold approach. Market action, particularly trend uniformity, affects whether high valuations result in more immediate market weakness. AS OF EARLY 2002, OUR MEASURES OF TREND UNIFORMITY REMAINED UNFAVORABLE. IT IS THIS CURRENT, OBSERVABLE COMBINATION OF UNFAVORABLE VALUATION AND UNFAVORABLE TREND UNIFORMITY THAT HOLDS THE FUND TO A DEFENSIVE POSITION AT PRESENT.

--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS   (continued)
--------------------------------------------------------------------------------

     Fortunately, investment returns are not driven solely by market direction. If the Market Climate remains unfavorable, we will continue with our daily discipline of buying highly ranked stocks on short-term weakness, selling lower ranked holdings on short-term strength, and hedging those holdings against the impact of market volatility. EVEN WHEN OVERALL MARKET RISK IS UNATTRACTIVE, THERE ARE ALWAYS MANY INVESTMENT RISKS THAT REMAIN WORTH TAKING ONCE MARKET RISK IS HEDGED AWAY.

     Keep in mind also that the bulk of the market advance since 1995 occurred in a climate characterized by unfavorable valuation but favorable trend uniformity. So even if the market remains overvalued, a favorable shift in trend uniformity would be sufficient to warrant a more constructive market posture. In that event, the Fund may reduce the extent of its hedging to a more moderate level.

     As always, our approach remains rooted not in forecasts or opinions about the future, but in the observable present. It is here where we find day-to-day opportunities to manage our investment position, and here where we identify the Market Climate relevant to our risk management approach.

     I appreciate your investment in the Fund.



Best wishes,

John P. Hussman, Ph.D.





--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
    Investments in securities:
        At acquisition cost .....................................  $ 47,157,565
                                                                   ============
        At value (Note 1) .......................................  $ 48,978,289
    Dividends receivable ........................................        26,363
    Receivable for capital shares sold ..........................       502,735
    Other assets ................................................        25,250
                                                                   ------------
            Total Assets ........................................    49,532,637
                                                                   ------------

LIABILITIES
    Written call options, at value (Notes 1 and 4)
        (premiums received $2,446,193) ..........................     3,045,100
    Payable for investment securities purchased .................     2,452,418
    Accrued investment advisory fees (Note 3) ...................        34,046
    Payable to administrator (Note 3) ...........................         9,336
    Other accrued expenses ......................................        13,871
                                                                   ------------
            Total Liabilities ...................................     5,554,771
                                                                   ------------

NET ASSETS ......................................................  $ 43,977,866
                                                                   ============

Net assets consist of:
    Paid-in capital .............................................  $ 41,989,456
    Undistributed net investment loss ...........................      (107,165)
    Accumulated net realized gains from security transactions ...       873,758
    Net unrealized appreciation on investments ..................     1,221,817
                                                                   ------------
NET ASSETS ......................................................  $ 43,977,866
                                                                   ============

Shares of beneficial interest outstanding
 (unlimited number of shares authorized, no par value) ..........     3,683,312
                                                                   ============

Net asset value, redemption price and offering price
    price per share(a) (Note 1) .................................  $      11.94
                                                                   ============


(a) Redemption price varies based on length of time shares are held.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Dividends ..................................................  $    165,604
                                                                   -------------
 EXPENSES
     Investment advisory fees (Note 3) ..........................       170,481
     Administration fees (Note 3) ...............................        20,391
     Registration and filing fees ...............................        19,459
     Fund accounting fees (Note 3) ..............................        16,359
     Professional fees ..........................................        16,262
     Custodian and bank service fees ............................        11,017
     Trustees' fees and expenses ................................         9,492
     Printing of shareholder reports ............................         9,383
     Transfer agent and shareholder services fees (Note 3) ......         9,000
     Insurance expense ..........................................         7,997
     Postage and supplies .......................................         6,459
     Pricing fees ...............................................         1,853
     Other expenses .............................................         3,979
                                                                   -------------
         Total Expenses .........................................       302,132
     Less fees waived by the Adviser (Note 3) ...................       (29,363)
                                                                   -------------
         Net Expenses ...........................................       272,769
                                                                   -------------

 NET INVESTMENT LOSS ............................................      (107,165)
                                                                   -------------

 REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
     Net realized gains from security transactions ..............     2,039,122
     Net realized gains on option contracts .....................     1,166,578
     Net change in unrealized appreciation/depreciation
      on investments                                                   (712,146)
                                                                   -------------

 NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...............     2,493,554
                                                                   -------------

 NET INCREASE IN NET ASSETS FROM OPERATIONS .....................  $  2,386,389
                                                                   ============

 See accompanying notes to financial statements.




--------------------------------------------------------------------------------


HUSSMAN STRATEGIC GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

                                                                SIX MONTHS
                                                                   ENDED          PERIOD
                                                                DECEMBER 31,       ENDED
                                                                    2001          JUNE 30,
                                                                 (UNAUDITED)      2001(a)
                                                                 -----------      -------
FROM OPERATIONS
   Net investment loss .....................................   $ ( 107,165)  $    (70,038)
   Net realized gains from:
       Security transactions ...............................      2,039,122        76,642
       Option contracts ....................................      1,166,578       565,289
   Net change in unrealized appreciation/
       depreciation on investments .........................       (712,146)    1,933,963
                                                                 ----------    ----------
 Net increase in net assets resulting from operations ......      2,386,389     2,505,856
                                                                 ----------    ----------
 DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains .................................     (2,903,835)           --
                                                                 ---------     ----------

 FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ...............................     22,225,883    18,793,475
   Net asset value of shares issued in reinvestment
     of distributions to shareholders ......................      2,787,520          --
   Payments for shares redeemed ............................       (746,195)   (1,171,227)
                                                                 ----------    ----------
Net increase in net assets from capital
   share transactions ......................................     24,267,208    17,622,248
                                                                 ----------    ----------

 TOTAL INCREASE IN NET ASSETS ..............................     23,749,762    20,128,104

 NET ASSETS
   Beginning of period .....................................     20,228,104       100,000
                                                                 ----------    ----------
  End of period ............................................   $ 43,977,866  $ 20,228,104
                                                                 ==========    ==========

 UNDISTRIBUTED NET INVESTMENT LOSS .........................   $   (107,165) $       --
                                                                 ==========    ==========

 CAPITAL SHARE ACTIVITY
   Sold ....................................................      1,843,290     1,743,744
   Reinvested ..............................................        244,091          --
   Redeemed ................................................        (61,945)      (95,868)
                                                                 ----------    ----------
   Net increase in shares outstanding ......................      2,025,436     1,647,876
   Shares outstanding at beginning of period ...............      1,657,876        10,000
                                                                 ----------    ----------
  Shares outstanding at end of period ......................      3,683,312     1,657,876
                                                                 ==========    ==========


(a) Represents the period from the  commencement of operations (July 24, 2000) through
    June 30, 2001.

See accompanying notes to financial statements.

-------------------------------------------------------------------------------


HUSSMAN STRATEGIC GROWTH FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
-------------------------------------------------------------------------------------------------------

                                                                 SIX MONTHS
                                                                    ENDED         PERIOD
                                                                 DECEMBER 31,      ENDED
                                                                    2001         JUNE 30,
                                                                 (UNAUDITED)      2001(a)

Net asset value at beginning of period .....................   $      12.20  $      10.00
                                                                 ----------    ----------
Income from investment operations:
  Net investment loss ......................................          (0.03)        (0.04)
  Net realized and unrealized gains on investments .........           1.12          2.24
                                                                 ----------    ----------
Total from investment operations ...........................           1.09          2.20
                                                                 ----------    ----------

Distributions from net realized gains ......................          (1.35)         --
                                                                 ----------    ----------

Net asset value at end of period ...........................   $      11.94  $      12.20
                                                                 ==========    ==========

Total return (not annualized) ..............................           9.41%        22.00%
                                                                 ==========    ==========

Net assets at end of period ................................   $ 43,977,866  $ 20,228,104
                                                                 ==========    ==========

Ratio of expenses to average net assets:
  Before advisory fees waived ..............................           2.22%(b)     2.36%(b)
  After advisory fees waived ...............................           2.00%(b)     1.99%(b)

Ratio of net investment loss to average net assets .........        ( 0.79%)(b)   (0.53%)(b)

Portfolio turnover rate ....................................            175%(b)       55%(b)



(a) Represents the period from the commencement of operations (July 24, 2000) through June 30, 2001.

(b) Annualized.


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                                                                                                    9

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                         MARKET
   SHARES   COMMON STOCKS --  100.0%                                      VALUE
--------------------------------------------------------------------------------

            AEROSPACE/DEFENSE -- 0.4%
   10,000   Esterline Technologies Corp. (a)......................  $    160,100
                                                                    ------------

            AUTO PARTS AND EQUIPMENT -- 1.8%
   35,000   Dana Corp.............................................       485,800
   30,000   Dura Automotive Systems, Inc. (a).....................       330,000
                                                                    ------------
                                                                         815,800
                                                                    ------------
           BIOTECHNOLOGY -- 0.7%
   40,000   Bio-Technology General Corp. (a)......................       329,200
                                                                    ------------

            BUILDING MATERIALS -- 2.4%
    5,000   Standard Pacific Corp.................................       121,600
   25,000   York International Corp...............................       953,250
                                                                    ------------
                                                                       1,074,850
                                                                    ------------
           CHEMICALS (SPECIALTY) -- 1.4%
   20,000   International Flavors & Fragrances, Inc...............       594,200
                                                                    ------------

           COMMUNICATION EQUIPMENT -- 1.2%
   40,000   General Cable Corp....................................       524,000
                                                                    ------------

            COMPUTERS (HARDWARE) -- 1.2%
   30,000   Compaq Computer Corp..................................       292,800
   30,000   Gateway, Inc. (a).....................................       241,200
                                                                    ------------
                                                                         534,000
                                                                    ------------
            COMPUTERS (SOFTWARE AND SERVICES) -- 5.6%
   20,000   Autodesk, Inc.........................................       745,400
   35,000   Citrix Systems, Inc. (a)..............................       793,100
   40,000   Novell, Inc. (a)......................................       183,600
   50,000   Peregrine Systems, Inc. (a)...........................       741,500
                                                                    ------------
                                                                       2,463,600
                                                                    ------------
            CONSUMER FINANCE -- 0.3%
    5,000   AmeriCredit Corp. (a).................................       157,750
                                                                    ------------
            CONSUMER GOODS -- 4.0%
   75,000   American Greetings Corp. - Class A....................     1,033,500
   40,000   Rayovac Corp. (a).....................................       704,000
                                                                    ------------
                                                                       1,737,500
                                                                    ------------
            CONTAINERS AND PACKAGING -- 1.9%
   20,000   Sealed Air Corp. (a) .................................       816,400
                                                                    ------------

--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS  (continued)
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
   SHARES   COMMON STOCKS --  100.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

            ELECTRICAL EQUIPMENT -- 3.1%
   50,000   American Power Conversion Corp.(a)....................  $    723,000
   35,000   Kemet Corp. (a).......................................       621,250
                                                                    ------------
                                                                       1,344,250
                                                                    ------------
            ELECTRIC COMPANIES -- 1.2%
    2,000   DTE Energy Co.........................................        83,880
    7,102   Progress Energy, Inc..................................       319,803
    5,000   UtiliCorp United, Inc.................................       125,850
                                                                    ------------
                                                                         529,533
                                                                    ------------
            ELECTRONICS (SEMICONDUCTORS) -- 0.8%
   15,000   Electronics for Imaging, Inc. (a).....................       334,650
                                                                    ------------
            ENERGY -- 0.8%
   10,000   Noble Drilling Corp. (a)..............................       340,400
                                                                    ------------
            ENGINEERING AND CONSTRUCTION -- 1.2%
   20,000   URS Corp. (a).........................................       548,200
                                                                    ------------
            ENTERTAINMENT -- 0.6%
   10,000   Carnival Corp.........................................       280,800
                                                                    ------------
            EQUIPMENT (SEMICONDUCTORS) -- 2.4%
   20,000   ATMI, Inc. (a)........................................       477,000
   21,000   Cymer, Inc. (a).......................................       561,330
                                                                    ------------
            FOODS -- 0.9%
   15,000   Dole Food Co., Inc....................................       402,450
                                                                    ------------
            GOLD AND PRECIOUS METALS MINING -- 2.5%
   23,420   Barrick Gold Corp.....................................       373,549
   20,000   Newmont Mining Corp. .................................       382,200
   30,000   Placer Dome, Inc......................................       327,300
                                                                    ------------
                                                                       1,083,049
                                                                    ------------
            HARDWARE AND TOOLS -- 1.2%
    5,000   Black & Decker Corp...................................       188,650
    8,000   Toro Co. (The)........................................       360,000
                                                                    ------------
                                                                         548,650
                                                                    ------------

--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS  (continued)
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
   SHARES   COMMON STOCKS --  100.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

            HEALTH CARE (DRUGS) -- 4.3%
   70,000   NBTY, Inc. (a)........................................  $    819,000
   10,000   Novartis AG...........................................       365,000
   70,000   Theragenics Corp. (a).................................       690,200
                                                                    ------------
                                                                       1,874,200
                                                                    ------------
           HEALTH CARE (MANAGED CARE) -- 1.6%
   45,000   PacifiCare Health Systems, Inc. (a)...................       720,000
                                                                    ------------

            HEALTH CARE (MEDICAL PRODUCTS AND SUPPLIES)-- 2.0%
   35,000   ArthroCare Corp. (a)..................................       627,550
   10,000   Boston Scientific Corp. (a)...........................       241,200
                                                                    ------------
                                                                         868,750
                                                                    ------------
            HEALTH CARE (SPECIALIZED SERVICES) -- 1.2%
   30,000   Herbalife International, Inc. - Class A...............       426,600
    3,500   Renal Care Group, Inc. (a)............................       112,350
                                                                    ------------
                                                                         538,950
                                                                    ------------
            HOMEBUILDING -- 0.9%
   35,000   Walter Industries, Inc................................       395,850
                                                                    ------------

            HOUSEHOLD FURNISHINGS AND APPLIANCES -- 3.8%
   23,000   Newell Rubbermaid, Inc................................       634,110
   25,000   Salton Corp. (a)......................................       472,000
    8,000   Whirlpool Corp........................................       586,640
                                                                    ------------
                                                                       1,692,750
                                                                    ------------
            LEISURE TIME (PRODUCTS) -- 1.5%
   30,000   Brunswick Corp........................................       652,800
                                                                    ------------
            MACHINERY (DIVERSIFIED) -- 0.2%
    5,000   Stewart & Stevenson Services, Inc.....................        94,050
                                                                    ------------

            MANUFACTURING (DIVERSIFIED) -- 1.7%
    4,000   Cooper Industries, Inc................................       139,680
   12,000   Lancaster Colony Corp.................................       426,120
   16,000   National Service Industries, Inc......................        32,320
    6,000   Pittston Brink's Group................................       132,600
                                                                    ------------
                                                                         730,720
                                                                    ------------

--------------------------------------------------------------------------------
12

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS  (continued)
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
   SHARES   COMMON STOCKS --  100.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

            MANUFACTURING (SPECIALIZED) -- 4.9%
   25,000   Cooper Tire & Rubber Co...............................  $    399,000
    6,000   Flowserve Corp. (a)...................................       159,660
   25,000   Goodyear Tire & Rubber Co.............................       595,250
  100,000   Owens-Illinois, Inc. (a)..............................       999,000
                                                                    ------------
                                                                       2,152,910
                                                                    ------------
            METALS MINING -- 1.5%
   50,000   Freeport-McMoRan Copper & Gold, Inc. (a)..............       669,500
                                                                    ------------

            OFFICE EQUIPMENT AND SUPPLIES -- 2.0%
   25,000   Ennis Business Forms, Inc.............................       240,000
   20,000   Herman Miller, Inc....................................       473,200
    9,000   Wallace Computer Services, Inc........................       170,910
                                                                    ------------
                                                                         884,110
                                                                    ------------
            OIL AND GAS (EXPLORATION AND PRODUCTION) -- 2.0%
    7,000   Burlington Resources, Inc.............................       262,780
   10,000   Noble Affiliates, Inc.................................       352,900
   10,000   Pogo Producing Co.....................................       262,700
                                                                    ------------
                                                                         878,380
                                                                    ------------
            OIL AND GAS (REFINING AND MARKETING) -- 1.6%
    5,600   Holly Corp............................................       107,800
    3,000   Phillips Petroleum Co.................................       180,780
    5,000   Ultramar Diamond Shamrock Corp........................       247,400
    4,000   Valero Energy Corp....................................       152,480
                                                                    ------------
                                                                         688,460
                                                                    ------------
            PERSONAL CARE -- 1.7%
   10,000   Dial Corp.............................................       171,500
    8,000   Nature's Sunshine Products, Inc.......................        93,920
   25,000   Sola International, Inc. (a)..........................       485,000
                                                                    ------------
                                                                         750,420
                                                                    ------------
            RETAIL (APPAREL AND HOME) -- 10.2%
   30,000   Abercrombie & Fitch Co. - Class A (a).................       795,900
    2,000   Coldwater Creek, Inc. (a).............................        42,360
   40,000   Dillard's, Inc........................................       640,000
   14,000   May Department Stores Co..............................       517,720
   30,000   Oakley, Inc. (a)......................................       487,800
   15,000   Rent-A-Center, Inc. (a)...............................       503,550
    5,000   School Specialty, Inc. (a)............................       114,400
   14,000   Sears, Roebuck and Co.................................       666,960
   34,000   Toys "R" Us, Inc. (a).................................       705,160
                                                                    ------------
                                                                       4,473,850
                                                                    ------------

--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS  (continued)
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                        MARKET
   SHARES   COMMON STOCKS -- 100.0% (CONTINUED)                         VALUE
 -------------------------------------------------------------------------------


            RETAIL (FOOD CHAINS) -- 5.7%
   30,000   Albertson's, Inc......................................  $    944,700
   40,000   Fleming Companies, Inc................................       740,000
   30,000   Papa John's International, Inc. (a)...................       824,400
                                                                    ------------
                                                                       2,509,100
                                                                    ------------
            SERVICES (ADVERTISING / MARKETING) -- 2.2%
   25,000   Donnelley & Sons Co., (R.R.)..........................       742,250
   15,000   Quintiles Transnational Corp. (a).....................       241,200
                                                                    ------------
                                                                         983,450
                                                                    ------------
            SERVICES (COMMERCIAL AND CONSUMER) -- 5.5%
   16,000   Acuity Brands, Inc. (a)...............................       193,600
   10,000   Cendant Corp. (a).....................................       196,100
   19,900   Consolidated Graphics, Inc. (a).......................       383,075
   20,000   MAXIMUS, Inc. (a).....................................       841,200
   35,000   Rent-Way, Inc. (a)....................................       209,650
  100,000   Stewart Enterprises, Inc. - Class A (a)...............       599,000
                                                                    ------------
                                                                       2,422,625
                                                                    ------------
            SHIPPING -- 0.4%
    5,000   Teekay Shipping Corp..................................       174,250
                                                                    ------------

            TEXTILES -- 7.0%
   11,000   Jones Apparel Group, Inc. (a).........................       364,870
   25,000   Lear Corp. (a)........................................       953,500
    8,000   Liz Claiborne, Inc....................................       398,000
   25,000   Nautica Enterprises, Inc. (a).........................       319,750
   75,000   Tommy Hilfiger Corp. (a)..............................     1,031,250
                                                                    ------------
                                                                       3,067,370
                                                                    ------------
            TOBACCO -- 1.4%
    7,000   Phillip Morris Cos., Inc..............................       320,950
    5,000   R.J. Reynolds Tobacco Holdings, Inc...................       281,500
                                                                    ------------
                                                                         602,450
                                                                    ------------
            TRUCKS AND PARTS -- 1.1%
   25,000   ArvinMeritor, Inc.....................................       491,000
                                                                    ------------

            TOTAL COMMON STOCKS (Cost $41,595,108)................  $ 43,973,657
                                                                    ------------


--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS  (continued)
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                                       MARKET
 CONTRACTS  PUT OPTION CONTRACTS-- 2.4%                                VALUE
--------------------------------------------------------------------------------

      425   Russell 2000 Index Option, 3/16/02 at $450 ...........  $    352,750
       55   S&P 100 Index Option, 3/16/02 at $540 ................        57,200
      295   S&P 100 Index Option, 3/16/02 at $580 ................       640,150
                                                                    ------------

            TOTAL PUT OPTION CONTRACTS (Cost $1,607,925)..........  $  1,050,100
                                                                    ------------


                                                                       MARKET
   SHARES   MONEY MARKETS -- 9.0%                                       VALUE
--------------------------------------------------------------------------------

 3,954,532  First American Treasury Obligation Fund -- Class S
                (Cost $3,954,532).................................  $  3,954,532
                                                                    ------------

            TOTAL INVESTMENTS AT VALUE -- 111.4%
                (Cost $47,157,565)................................  $ 48,978,289

            LIABILITIES IN EXCESS OF OTHER ASSETS-- (11.4%).......  ( 5,000,423)
                                                                    ------------

            NET ASSETS-- 100.0%...................................  $ 43,977,866
                                                                    ============

(a) Non-income producing security.

See accompanying notes to financial statements.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                         MARKET
  OPTION                                                VALUE OF      PREMIUMS
CONTRACTS  WRITTEN CALL OPTIONS                          OPTIONS      RECEIVED
--------------------------------------------------------------------------------
     425   Russell 2000 Index Option,
              3/16/02 at $450....................... $  2,001,750   $ 1,258,683
      55   S&P 100 Index Option,
              3/16/02 at $540.......................      297,000       302,325
     295   S&P 100 Index Option,
              3/16/02 at $580.......................      746,350       885,185
                                                     ------------   ------------
                                                     $  3,045,100   $ 2,446,193
                                                     ============   ===========

--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
      The Hussman Investment Trust (the "Trust") was organized as an Ohio business trust on June 1, 2000. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust currently offers one diversified investment portfolio, the Hussman
Strategic Growth Fund (the "Fund"). The Trust is authorized to issue an unlimited number of shares.

      As part of the Trust's organization, the Fund issued in a private placement 10,000 shares of beneficial interest to Hussman Econometrics Advisors, Inc, (the "Adviser") at $10.00 a share on June 20, 2000. The Fund commenced operations on July 24, 2000.

      The  Fund's   investment   objective  is  to  provide   long-term  capital
appreciation, with added emphasis on capital preservation during unfavorable market conditions.

      SECURITIES VALUATION -- The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter market are valued on the basis of the last sale price as reported by NASDAQ. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Options traded on national securities exchanges are valued at a price between the closing bid and ask prices determined to most closely reflect market value as of the time of computation of net asset value. In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees of the Trust.

--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

     OPTION TRANSACTIONS -- The Fund may purchase and write put and call options on broad-based stock indices. The Fund may also purchase and write call and put options on individual securities. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the liabilities section of the Fund's Statement of Assets and Liabilities and is subsequently valued. As of December 31, 2001, the financial statements include options valued at $1,050,100 (2.4% of net assets), whose fair values have been estimated by the Board of Trustees in the absence of readily ascertainable fair values. Additionally, as of December 31, 2001, the financial statements included written options with a liability valued at $3,045,100 (-6.9% of net assets). If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     SHARE VALUATION -- The net asset value of the Fund's shares is calculated at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. To calculate the net asset value, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 1.5% if redeemed within six months of the date of purchase.

     INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once a year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

     ORGANIZATION EXPENSES -- All costs incurred by the Trust in connection with the organization of the Fund and the initial public offering of shares of the Fund, principally professional fees and printing, have been paid by the Adviser, but are subject to recovery by the Adviser pursuant to the Expense Limitation Agreement (See Note 3).

     SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

     ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

     FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     For federal income tax purposes, the cost of portfolio investments amounted to $45,571,710 at December 31, 2001. The composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

                Gross unrealized appreciation      $ 3,278,173
                Gross unrealized depreciation        ( 921,694)
                                                   -----------
                Net unrealized appreciation        $ 2,356,479
                                                   ===========

     The difference between the federal income tax cost and financial reporting cost of portfolio investments is the result of certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States.

--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

2. INVESTMENT TRANSACTIONS
      During the six months ended December 31, 2001, purchases and proceeds from
sales  and   maturities  of  investment   securities,   other  than   short-term
investments, amounted to $44,309,878 and $24,354,681, respectively.


3. TRANSACTIONS WITH AFFILIATES
      Certain Trustees and officers of the Trust are affiliated with the Adviser or Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent.

ADVISORY AGREEMENT
      Under the terms of an Advisory Agreement between the Trust and the Adviser, the Fund pays a fee, which is computed and accrued daily and paid monthly, at the annual rate of 1.25% of its average daily net assets.

      Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to waive a portion of its advisory fees and if necessary, reimburse a portion of the Fund's operating expenses until at least December 31, 2002 so that the Fund's ordinary operating expenses do not exceed 2.00% per annum of average net assets (the "Cap"). As a result of the Cap, the Adviser waived $29,363 of its investment advisory fees during the six months ended December 31, 2001. Advisory fee waivers and expense reimbursements by the Adviser are generally subject to repayment by the Fund for a period of three years after such fees and expenses were incurred provided that the repayments do not cause the Fund's ordinary operating expenses to exceed the Cap. Pursuant to the Expense Limitation Agreement, as of December 31, 2001, the Adviser may in the future recoup from the Fund fees waived and reimbursed organizational expenses totaling $132,438.

ADMINISTRATION AGREEMENT
      Under the terms of an Administration Agreement, Ultimus supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities.

      For these services, Ultimus receives a monthly fee from the Fund at an annual rate of .15% on its average daily net assets up to $50 million; .125% on the next $50 million of such assets; .10% on the next $150 million of such assets; .075% on the next $250 million of such assets; and .05% on such net assets in excess of $500 million, subject to a minimum monthly fee of $2,000.

--------------------------------------------------------------------------------

December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

ACCOUNTING SERVICES AGREEMENT
      Under the terms of an Accounting Services Agreement between the Trust and Ultimus, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives from the Fund a monthly base fee of $2,500, plus an asset based fee equal to 0.01% of its average daily net assets up to $500 million and 0.005% of such assets in excess of $500 million. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

TRANSFER AGENCY AND SHAREHOLDER SERVICES AGREEMENT
      Under the terms of a Transfer Agency and Shareholder Services Agreement between the Trust and Ultimus, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, Ultimus receives from the Fund a monthly fee at an annual rate of $17 per account, subject to a minimum of $1,500 per month. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus including, but not limited to, postage and supplies.


4. OPTION CONTRACTS WRITTEN
      The premium amount and the number of option contracts written during the six months ended December 31, 2001, were as follows:

                                                        OPTIONS        OPTION
                                                       CONTRACTS      PREMIUMS
                                                      ----------    -----------
 Options outstanding at beginning of period.........        375     $1,887,163
 Options written....................................      1,710      4,196,080
 Options cancelled in a closing purchase transaction    ( 1,310)   ( 3,637,050)
                                                      ----------    -----------

 Options outstanding at end of period...............        775     $2,446,193
                                                      ==========    ===========


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





                       THIS PAGE INTENTIONALLY LEFT BLANK

                          [GRAPHIC OMITTED]  HUSSMAN

                          ADMINISTRATOR/TRANSFER AGENT
                          Ultimus Fund Solutions, LLC
                         135 Merchant Street, Suite 230
                             Cincinnati, Ohio 45246

                                www.hussman.net
                         1-800-HUSSMAN (1-800-487-7626)



                               INVESTMENT ADVISER
                      Hussman Econometrics Advisors, Inc.
                       3525 Ellicott Mills Drive, Suite B
                         Ellicott City, Maryland 21043



                                   CUSTODIAN
                               Firstar Bank, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202



                            INDEPENDENT ACCOUNTANTS
                              Arthur Andersen LLP
                        720 E. Pete Rose Way, Suite 400
                             Cincinnati, Ohio 45202



                                 LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022



                                [GRAPHIC OMITTED]